Filed pursuant to Rule 497(e)

File Nos. 333-09341 and 811-07739

HARDING, LOEVNER FUNDS, INC.

Supplement Dated October 3, 2014

to the Statement of Additional Information (the “SAI”)

Dated February 28, 2014 (as supplemented thereafter)

Disclosure Related to each portfolio of Harding, Loevner Funds, Inc. (the “Fund”): Global Equity Portfolio, International

Equity Portfolio, International Small Companies Portfolio, Institutional Emerging Markets Portfolio, Emerging Markets

Portfolio, and Frontier Emerging Markets Portfolio (each a “Portfolio” and, collectively, the “Portfolios”)

1. The subsection entitled “Management of the Fund – Board of Directors Composition and Leadership Structure” beginning on page 13 of the SAI is hereby restated in its entirety as follows:

Board of Directors Composition and Leadership Structure. The 1940 Act requires that at least 40% of the Fund’s Directors may not be “interested persons” (as defined in the 1940 Act) of the Fund and, as such, may not be affiliated with Harding Loevner (“Independent Directors”). To rely on certain exemptive rules under the 1940 Act, a majority of the Fund’s Directors must be Independent Directors, and for certain important matters, such as the approval of investment advisory agreements or transactions with affiliates, the 1940 Act or the rules thereunder require the approval of a majority of the Independent Directors. Currently, five of the Fund’s seven Directors are Independent Directors. The Fund’s Chairman is not an Independent Director. However, the Board has appointed Mr. R. Kelly Doherty as its Lead Independent Director. The Lead Independent Director coordinates the activities of the other Independent Directors, and performs such other duties and responsibilities as the Board of Directors may determine. The specific responsibilities of the Lead Independent Director are as follows:

•	Preside at all meetings of the Board of Directors at which the Chairman is not present, including executive sessions of the Independent Directors.

•	Call meetings of the Independent Directors, as appropriate.

•	Serve as principal liaison on Board-wide issues between the Independent Directors and the Chairman.

•	Review proposed Board meeting agendas in advance of their distribution.

•	Authorize the retention of outside advisors and consultants who report directly to Independent Directors.

The Board has considered its leadership structure in light of the services that Harding Loevner and the Fund’s other service providers provide to the Fund, and the potential conflicts of interest that could arise from these relationships, and determined that its leadership structure is appropriate for each Portfolio in that it facilitates the Directors’ performance of their oversight responsibilities with respect to each Portfolio.

Each Director who is an “interested person” of the Fund for purposes of the 1940 Act is listed below together with his or her positions with the Fund, a brief statement of his or her principal occupation during the past five years and any other directorships held:

Name, Address and Age	Position with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen By Director	Other Directorships
David R. Loevner* Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 Age, 60	Director and Chairman of the Board of Directors	Indefinite; Director and Chairman of the Board since 1996	Harding Loevner LP, President and Chief Executive Officer 1989 – present; Harding Loevner Funds, plc, Director, 2007 – present.	6	None.

Jennifer M. Borggaard* Affiliated Managers Group, Inc. 600 Hale Street Prides Crossing, MA 01965 Age, 45	Director	Indefinite; Director since 2008	Affiliated Managers Group, Inc. (“AMG”) (asset management firm), Senior Vice President, 2007 – present; Friends of Marblehead Public Schools, Board Member, 2011 – present; Shore Country Day School, 2013 – present.	6	Beutel, Goodman & Company LTD; Genesis Asset Managers, LLP; Montrusco Bolton Investments Inc.; Arrow Bidco Ltd.

*	David R. Loevner is an “interested person” of the Fund because he serves as the President of Harding Loevner LP, the Fund’s investment adviser. Jennifer M. Borggaard is considered an “interested person” of the Fund as a result of her affiliation with AMG, a control person of the Fund’s investment adviser.

Each Director who is an Independent Director is listed below together with his or her positions with the Fund, a brief statement of his or her principal occupation during the past five years and any other directorships held:

Name, Address and Age	Position with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen By Director	Other Directorships
William E. Chapman, II c/o Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 Age, 73	Director	Indefinite; Director since 2008; Chairperson of the Audit Committee since 2009	Longboat Retirement Planning Solutions, President and Owner, 1998-present; Bowdoin College, Trustee, 2002 – 2013; Mutual Fund Directors Forum, Inc., Director and Treasurer, 2010-present; Sarasota Memorial Healthcare Foundation, Inc., Director, 2011 – present; Hewitt Associates, LLC (part time employee) (provider of retirement and investment education seminars), 2000 – 2009.	6	Third Avenue Trust (5 portfolios); Third Avenue Variable Trust (1 portfolio); Aston Funds (26 Portfolios); The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II (39 portfolios).

Name, Address and Age	Position with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen By Director	Other Directorships
R. Kelly Doherty c/o Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 Age, 56	Director	Indefinite; Director since 2004; Lead Independent Director since 2014	Cayman Advisors (private investment vehicles), Managing Partner, 1999 – present.	6	None.

Charles Freeman, III c/o Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 Age, 50	Director	Indefinite; Director since 2008	Forbes-Tate, LLC, International Principal, 2014 – present; Rock Creek Global Advisors, LLC, Vice President, 2013 – 2014; PepsiCo, Vice President Global Public Policy and Government Relations, 2011 – 2013; National Committee on US-China Relations (non-profit), Board Member, 2007 – 2009 and 2010 – present; Center for Strategic and International Studies, Freeman Chair in China Studies, 2007 – 2011.	6	None.

Samuel R. Karetsky c/o Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 Age, 69	Director	Indefinite; Director since 1998; Member of the Audit Committee since 1998	The Karetsky Group LLC (advisory firm), Managing Member, 2003 – present; Wetherby Asset Management, Wealth Manager, 2004 – present.	6	None.

Eric Rakowski c/o Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 Age, 56	Director	Indefinite; Director since 2008	University of California at Berkeley School of Law, Professor, 1990 – present.	6	Third Avenue Trust (5 portfolios); Third Avenue Variable Trust (1 portfolio); Aston Funds (26 Portfolios); The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II (39 portfolios).

Additional information about each Director follows (supplementing the information provided in the table above) that describes some of the specific experiences, qualifications, attributes or skills that each Director possesses which the Board of Directors believes has prepared the Director to be an effective Director. The Board believes that the significance of each Director’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Director may not have the same value for another) and that these factors are best evaluated at the Board level, with no single Director, or particular factor, being indicative of Board effectiveness. However, the Board believes that Directors need to have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Fund management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties. The Board of Directors believes that its members satisfy this standard. Relevant experience may be achieved through a Director’s educational background; business, professional training or practice; public service or academic positions; experience from service as a board member (including as a member of the Board of Directors of the Fund) or as an executive officer of funds, public companies or significant private or not-for-profit entities or other organizations; and/or other life experiences. To assist them in evaluating matters under federal and state law, the Directors are counseled by their own independent legal counsel, who participates in Board of Directors meetings and interacts with Harding Loevner, and also may benefit from information provided by the Fund’s or Harding Loevner’s counsel. Both the Board’s independent counsel and Fund counsel have significant experience advising funds and fund board members. The Board of Directors and its committees have the ability to engage other experts as appropriate. The Board of Directors evaluates its performance on an annual basis.

David R. Loevner. Mr. Loevner has served as a Director and Chairman of the Board of Directors since 1996. Mr. Loevner is the President and Chief Executive Officer of Harding Loevner LP, the Fund’s investment adviser, and has served in that capacity since 1989. Mr. Loevner also serves as a director of several other investment funds. Mr. Loevner has almost 35 years of experience in the investment management industry. Prior to establishing Harding Loevner LP, he served in senior roles with Rockefeller and Co. (1981-89) and with the World Bank (1978-80). He serves as a member of the Goucher College Endowment Committee (1998-present) and has served as a director of the Princeton University Investment Company (1994-2000) and as Chairman of the Daniel M. Sachs Scholarship (1993-2013).

Jennifer M. Borggaard. Ms. Borggaard has served as a Director of the Fund since 2008. Ms. Borggaard has served as a Senior Vice President of AMG, an asset management firm affiliated with the Fund’s investment adviser, since 2007. Prior to that time, she was Vice President (2004 to 2007) and Director, and Senior Counsel (2001 to 2004) of AMG. Before joining AMG, Ms. Borggaard was with the law firm of Ropes & Gray LLP. Ms. Borggaard also has served as a board member of various U.S.-based and non-U.S.-based investment managers affiliated with AMG. She has also served as a board member of Friends of Marblehead Public Schools (2011 – present) and Shore Country Day School (2013 – present).

William E. Chapman, II. Mr. Chapman has served as a Director of the Fund since 2008. He has been President and owner of Longboat Retirement Planning Solutions (a consulting firm) since 1998. Prior to 1998, Mr. Chapman served as President of the Retirement Plans Group of Zurich Kemper Investments, Inc., Executive Vice President of Kemper Investments Inc., President of CIGNA Asset Advisors, Inc. and Senior Vice President of CIGNA Investments, Inc. He also provided retirement and investment education seminars for Hewitt Associates, LP (2000 to 2009) and served as a Trustee of Bowdoin College (2002 to 2013). He has served as Director and Treasurer for each of Mutual Fund Directors Forum, Inc. (2010 – present) and Sarasota Memorial Healthcare Foundation, Inc. (2011 – present). Mr. Chapman also serves as a trustee of several other investment funds.

R. Kelly Doherty. Mr. Doherty has served as a Director of the Fund since 2004. He is the founder and managing partner of Cayman Advisors, a private investment firm formed in 1999. Previously, Mr. Doherty was vice chair at Bankers Trust and a member of the firm’s management committee. Mr. Doherty also serves as a director of The Peck School.

Charles Freeman, III. Mr. Freeman has served as a Director of the Fund since 2008. He has been the International Principal of Forbes-Tate, LLC since 2014. Previously, Mr. Freeman served as the Vice President of Rock Creek Global Advisors, LLC (2013 to 2014). Prior to that time, Mr. Freeman served as the Vice President of Global Public Policy and Government Relations of PepsiCo (2011 to 2013), held the Freeman Chair in China Studies at the Center for Strategic and International Studies (“CSIS”) (2007 to 2011) and served as a Board Member of the National Committee on US-China Relations (2007 to 2009 and 2010). Prior to CSIS and the National Committee, he served as managing director of the China Alliance, a collaboration of law firms that help clients devise trade, investment, and government relations strategies in the United States and China. Mr. Freeman also has served as assistant U.S. trade representative for China affairs, international affairs counsel to Senator Frank Murkowski (R-Alaska) and as a securities lawyer and venture capitalist concentrating on developing markets in Asia and Eastern Europe.

Samuel R. Karetsky. Mr. Karetsky has served as a Director of the Fund since 1998. He has been a Managing Member of the Karetsky Group LLC since 2003. He has been a principal of Wetherby Asset Management, a wealth management advisory firm with $4.0 billion under advisement, since 2004. Mr. Karetsky was a Managing Director and Principal of European Investors Incorporated from 1998 to 2002, where his responsibilities also included serving as Chief Compliance Officer and as a board member of a REIT fund. Prior to that, he was with the firms of Goldman, Sachs & Co., Morgan Stanley & Co. and OFFITBANK, and a consultant to Montgomery Securities, among others, with executive and investment responsibilities.

Eric Rakowski. Mr. Rakowski has served as a Director of the Fund since 2008. He has been a Professor at the University of California at Berkeley School of Law since 1990 and has held the Halbach Chair in Trust and Estates Law since 2001. Previously, he worked as a corporate tax attorney at Davis Polk & Wardwell. Mr. Rakowski also serves as a trustee of several other investment funds.

2. The table beginning on page 21 of the SAI and the immediately preceding sentence are hereby restated in their entirety:

The following table sets forth the aggregate dollar range of equity securities beneficially owned by each Director in the Portfolios as of December 31, 2013:

Name of Director	Dollar Range of Equity Securities in Each Portfolio	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
David R. Loevner

Global Equity Portfolio: Over $100,000

International Equity Portfolio: Over $100,000

International Small Companies Portfolio: Over $100,000

Institutional Emerging Markets Portfolio: Over $100,000

Emerging Markets Portfolio: Over $100,000

Frontier Emerging Markets Portfolio: Over $100,000

Over $100,000

Jennifer M. Borggaard

Global Equity Portfolio: :$50,001 - $100,000

International Equity Portfolio: None

International Small Companies Portfolio: None

Institutional Emerging Markets Portfolio: None

Emerging Markets Portfolio: Over $100,000

Frontier Emerging Markets Portfolio: None

Over $100,000

William E. Chapman, II

Global Equity Portfolio: $10,001 - $50,000

International Equity Portfolio: Over $100,000

International Small Companies Portfolio: $10,001 - $50,000

Institutional Emerging Markets Portfolio: None

Emerging Markets Portfolio: Over $100,000

Frontier Emerging Markets Portfolio: $10,001 - $50,000

Over $100,000

R. Kelly Doherty

Global Equity Portfolio: None

International Equity Portfolio: Over $100,000

International Small Companies Portfolio: Over $100,000

Institutional Emerging Markets Portfolio: None

Emerging Markets Portfolio: Over $100,000

Frontier Emerging Markets Portfolio: $50,001 - $100,000

Over $100,000

Charles Freeman, III

Global Equity Portfolio: None

International Equity Portfolio: $10,001 - $50,000

International Small Companies Portfolio: None

Institutional Emerging Markets Portfolio: None

Emerging Markets Portfolio: None

Frontier Emerging Markets Portfolio: None

$10,001 - $50,000

Jane A. Freeman*

Global Equity Portfolio: Over $100,000

International Equity Portfolio: None

International Small Companies Portfolio: Over $100,000

Institutional Emerging Markets Portfolio: None

Emerging Markets Portfolio: Over $100,000

Frontier Emerging Markets Portfolio: $50,001 - $100,000

Over $100,000

Samuel R. Karetsky

Global Equity Portfolio: Over-$100,000

International Equity Portfolio: Over $100,000

International Small Companies Portfolio: Over $100,000

Institutional Emerging Markets Portfolio: None

Emerging Markets Portfolio: Over $100,000

Frontier Emerging Markets Portfolio: None

Over $100,000

* Ms. Freeman resigned from the Board effective September 28, 2014.

3. The table beginning on page 22 of the SAI and the immediately preceding sentence are hereby restated in their entirety:

The following tables set forth information regarding compensation of the Directors of the Fund for the fiscal year ended October 31, 2013.

Director	Aggregate Compensation From Fund**	Pension or Retirement Benefits Accrued As Part of Fund’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Directors**
David R. Loevner*	$0	$0	$0	$0

Jennifer M. Borggaard*	$0	$0	$0	$0

William E. Chapman, II	$67,750	$0	$0	$67,750

R. Kelly Doherty	$58,500	$0	$0	$58,500

Charles Freeman	$58,500	$0	$0	$58,500

Jane A. Freeman***	$73,000	$0	$0	$73,000

Samuel R. Karetsky	$63,000	$0	$0	$63,000

Eric Rakowski	$58,500	$0	$0	$58,500

*	Interested Director
**	During the fiscal year ended October 1, 2013, the Fund paid each Independent Director who is not a director, officer or employee of Harding Loevner, AMG, Northern Trust, FMS, FCS, Quasar, or any of their affiliates, a fee of $4,000 for each meeting and an annual retainer of $44,000.
***	Ms. Freeman resigned from the Board effective September 28, 2014.

Investors Should Retain This Supplement for Future Reference